REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 10 - REVENUE RECOGNITION

Revenue Recognition

Revenue is recognized when the promised services are performed for our clients and the consideration the Company is entitled to receive in exchange for those services is determined. The Company’s revenues are recorded net of any sales taxes.

The following table presents the Company’s revenues according to the Company’s segments:

	Period ended June 30,
	2025	2024
Aviation Security	$200,405	173,131
Other Aviation Related Services	39,472	35,678
Authentication Technology	15,563	24,750
Total revenue	$255,440	$233,559

The following table presents the Company’s revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Period ended June 30,
	2025		2024
Germany	$75,725	29.6%	$57,384	24.6%
United States	45,833	17.9%	48,763	20.9%
The Netherlands	54,335	21.3%	53,619	23.0%
Spain	60,405	23.6%	54,902	23.5%
Other countries	19,142	7.5%	18,891	8.1%
Total revenues	$255,440	100.0%	$233,559	100.0%

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues as of June 30, 2025 and December 31, 2024 were $4,134 and $3,527, respectively shown as part of the accrued expenses and other current liabilities. Revenue recognized for the periods ended June 30, 2025 and 2024 that was included in the deferred revenue at the beginning of each period was $3,527 and $4,938, respectively.